Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2017 and 2016:

	2017		2016
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short-term borrowing	$1,752	0.50%	$2,162	0.25%
Notes payable	—	—	12	6.00%
Short-term line of credit	—	—	500	3.75%
	$1,752	0.50%	$2,674	0.93%

	2017		2016
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	1.95%	$2	1.48%
Master notes and other short-term borrowing	1,861	0.28%	2,540	0.25%
Notes payable	6	5.81%	12	6.31%
Short-term line of credit	275	3.58%	803	3.67%
	$2,144	0.72%	$3,357	1.09%

	2017	2016
	(dollars in thousands)
Maximum month-end balance
Master notes and other short-term borrowing	2,448	4,325
Notes payable	12	12
Short-term line of credit	1,000	2,350